Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Common Stock
a.	At December 31, 2015, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	10,649,462
Series BB	84,150,000		1,879,318
Total	561,000,000	Ps.	12,528,780

At December 31, 2016, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	9,161,820
Series BB	84,150,000		1,616,793
Total	561,000,000	Ps.	10,778,613

At December 31, 2017, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	7,674,179
Series BB	84,150,000		1,354,267
Total	561,000,000	Ps.	9,028,446

Schedule of Stockholders Equity Tax Account

The balances of shareholders’ equity tax accounts as of December 31, 2015, 2016 and 2017 were as follows:

	2015		2016		2017
Contributed capital account	Ps.	27,415,833	Ps.	26,540,780	Ps.	26,519,004
Net tax income account		2,147,169		3,232,321		4,111,601
Total	Ps.	29,563,002	Ps.	29,773,101	Ps.	30,630,605